FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT - Disclosure of Detailed Information About Currency Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 125,581	$ 151,438	$ 237,926
Value added taxes receivable	38,587	32,618
Other financial assets	62,380	34,528
Trade and other payables	(94,413)	(115,120)
Trade and other current receivables	10,099	$ 8,598
Canadian dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	11,645
Restricted cash	0
Value added taxes receivable	0
Other financial assets	1,565
Trade and other payables	(4,009)
Net assets (liabilities) exposure	9,201
Effect of +/- 10% change in currency	920
Mexican peso [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	6,380
Restricted cash	107,165
Value added taxes receivable	52,737
Other financial assets	0
Trade and other payables	(61,936)
Net assets (liabilities) exposure	104,346
Effect of +/- 10% change in currency	10,435
Amounts in foreign currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	18,025
Restricted cash	107,165
Value added taxes receivable	52,737
Other financial assets	1,565
Trade and other payables	(65,945)
Net assets (liabilities) exposure	113,547
Effect of +/- 10% change in currency	$ 11,355